Derivatives Instruments (Changes in Realized and Unrealized Gains (Losses) on Derivatives Receiving Regulatory Deferral) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain (loss) on derivatives receiving regulatory deferral	$ 666	$ (206)
FX forwards
Derivative Instruments, Gain (Loss) [Line Items]
Realized (gain) loss on derivatives receiving regulatory deferral	17	(24)
Regulatory deferral | Physical natural gas purchases
Derivative Instruments, Gain (Loss) [Line Items]
Total change derivative instruments on derivatives receiving regulatory deferral	(52)	(36)
Regulatory deferral | Physical natural gas purchases | Regulatory Assets
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain (loss) on derivatives receiving regulatory deferral	0	0
Realized (gain) loss on derivatives receiving regulatory deferral	0	0
Regulatory deferral | Physical natural gas purchases | Regulatory Liabilities
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain (loss) on derivatives receiving regulatory deferral	(3)	28
Realized (gain) loss on derivatives receiving regulatory deferral	0	0
Regulatory deferral | Physical natural gas purchases | Inventory
Derivative Instruments, Gain (Loss) [Line Items]
Realized (gain) loss on derivatives receiving regulatory deferral	0	0
Regulatory deferral | Physical natural gas purchases | Regulated fuel for generation and purchased
Derivative Instruments, Gain (Loss) [Line Items]
Realized (gain) loss on derivatives receiving regulatory deferral	(49)	(64)
Regulatory deferral | Physical natural gas purchases | Other
Derivative Instruments, Gain (Loss) [Line Items]
Realized (gain) loss on derivatives receiving regulatory deferral	0	0
Regulatory deferral | Commodity swaps and forwards
Derivative Instruments, Gain (Loss) [Line Items]
Total change derivative instruments on derivatives receiving regulatory deferral	(204)	14
Regulatory deferral | Commodity swaps and forwards | Regulatory Assets
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain (loss) on derivatives receiving regulatory deferral	(109)	(69)
Realized (gain) loss on derivatives receiving regulatory deferral	(5)	48
Regulatory deferral | Commodity swaps and forwards | Regulatory Liabilities
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain (loss) on derivatives receiving regulatory deferral	(73)	343
Realized (gain) loss on derivatives receiving regulatory deferral	2	(41)
Regulatory deferral | Commodity swaps and forwards | Inventory
Derivative Instruments, Gain (Loss) [Line Items]
Realized (gain) loss on derivatives receiving regulatory deferral	4	(121)
Regulatory deferral | Commodity swaps and forwards | Regulated fuel for generation and purchased
Derivative Instruments, Gain (Loss) [Line Items]
Realized (gain) loss on derivatives receiving regulatory deferral	(9)	(146)
Regulatory deferral | Commodity swaps and forwards | Other
Derivative Instruments, Gain (Loss) [Line Items]
Realized (gain) loss on derivatives receiving regulatory deferral	(14)	0
Regulatory deferral | FX forwards
Derivative Instruments, Gain (Loss) [Line Items]
Total change derivative instruments on derivatives receiving regulatory deferral	(17)	18
Regulatory deferral | FX forwards | Regulatory Assets
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain (loss) on derivatives receiving regulatory deferral	(3)	1
Realized (gain) loss on derivatives receiving regulatory deferral	0	0
Regulatory deferral | FX forwards | Regulatory Liabilities
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain (loss) on derivatives receiving regulatory deferral	0	16
Realized (gain) loss on derivatives receiving regulatory deferral	0	0
Regulatory deferral | FX forwards | Inventory
Derivative Instruments, Gain (Loss) [Line Items]
Realized (gain) loss on derivatives receiving regulatory deferral	(10)	1
Regulatory deferral | FX forwards | Regulated fuel for generation and purchased
Derivative Instruments, Gain (Loss) [Line Items]
Realized (gain) loss on derivatives receiving regulatory deferral	(4)	0
Regulatory deferral | FX forwards | Other
Derivative Instruments, Gain (Loss) [Line Items]
Realized (gain) loss on derivatives receiving regulatory deferral	$ 0	$ 0